CONDENSED CONSOLIDATED BALANCE SHEETS (USD $) In Thousands, unless otherwise specified	Jun. 30, 2012	Dec. 31, 2011
ASSETS
Cash and cash equivalents	$ 59,717	$ 43,019
Restricted cash	159	159
Accounts receivable, net of provision for doubtful debts of $7,895 and $4,830 respectively	29,392	25,357
Inventories	7,719	2,529
Deposits for inventories, related party	0	14,539
Prepaid expenses and other current assets	4,776	12,201
Current maturities of net investment in sales-type leases, net of provision for doubtful debts of $527 and 714, respectively	287,163	329,111
Total current assets	388,926	426,915
Property, equipment and leasehold improvements, net	4,111	3,356
Deferred income tax assets	2,116	1,811
Net investment in direct financing and sales-type leases, net of current maturities	76,818	114,447
Total assets	471,971	546,529
LIABILITIES AND SHAREHOLDERS' EQUITY
Short-term borrowings (including short-term borrowings of the consolidated variable interest entities ("VIEs") without recourse to AutoChina of $76,523 and $111,095 as of June 30, 2012 and December 31, 2011, respectively)	92,333	149,979
Long-term borrowings (including long-term borrowings, current of the consolidated VIEs without recourse to AutoChina of $28,459 and $44,438 as of June 30, 2012 and December 31, 2011, respectively)	28,459	44,438
Accounts payable (including accounts payable of the consolidated VIEs without recourse to AutoChina of $71 and $112 as of June 30, 2012 and December 31, 2011, respectively)	285	404
Accounts payable, related parties (including accounts payable of the consolidated VIEs without recourse to AutoChina of $14,369 and nil as of June 30, 2012 and December 31, 2011, respectively)	16,808	0
Other payables and accrued liabilities (including other payables and accrued liabilities of the consolidated VIEs without recourse to AutoChina of $4,820 and $4,415 as of June 30, 2012 and December 31, 2011, respectively)	13,734	13,652
Due to affiliates (including due to affiliates of the consolidated VIEs without recourse to AutoChina of $3,362 and $3,244 as of June 30, 2012 and December 31, 2011, respectively)	4,475	35,661
Customer deposits (including customer deposits of the consolidated VIEs without recourse to AutoChina of $297 and $508 as of June 30, 2012 and December 31, 2011, respectively)	2,872	1,152
Income tax payable (including income tax payable of the consolidated VIEs without recourse to AutoChina of $1,825 and $1,548 as of June 30, 2012 and December 31, 2011, respectively)	3,847	2,799
Deferred income tax liabilities (including deferred income tax liabilities of the consolidated VIEs without recourse to AutoChina of nil and $4,764 as of June 30, 2012 and December 31, 2011, respectively)	7,892	8,162
Total current liabilities	170,705	256,247
Total liabilities	170,705	256,247
Commitment and Contingency
Shareholders' equity
Preferred shares, $0.001 par value authorized - 1,000,000 shares; issued - none	0	0
Ordinary shares - $0.001 par value authorized - 100,000,000 shares; issued and outstanding - 23,538,919shares at June 30, 2012, respectively; and $0.001 par value authorized - 50,000,000 shares; issued and outstanding - 23,538,919 shares at December 31, 2011, respectively	24	24
Additional paid-in capital	381,600	379,952
Statutory reserves	13,016	13,016
Accumulated other comprehensive income	20,387	21,639
Accumulated losses	(113,761)	(124,349)
Total shareholders' equity	301,266	290,282
Total liabilities and shareholders' equity	$ 471,971	$ 546,529